Cover Cover	Feb. 16, 2021	Nov. 03, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 16, 2021
Entity Registrant Name	JELD-WEN HOLDING, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38000
Entity Tax Identification Number	93-1273278
Entity Address, Street Address	2645 Silver Crescent Drive
Entity Address, City	Charlotte
Entity Address, State	NC
Entity Address, Postal Zip Code	28273
City Area Code	704
Local Phone Number		378-5700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock (par value $0.01 per share)
Trading Symbol		JELD
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001674335
Amendment Flag	false